UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21226
Investment Company Act File Number
Eaton Vance Insured Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance Insured Ohio Municipal Bond Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 180.0%

Principal Amount
(000’s omitted)	Security	Value

General Obligations — 2.3%
$500	County of Franklin, 5.00%, 12/1/27(1)	$509,710

		$509,710

Hospital — 4.1%
$500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$334,950
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	599,480

		$934,430

Insured-Electric Utilities — 19.5%
$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$666,862
1,000	Cleveland Public Power System, (MBIA), 0.00%, 11/15/38	155,240
1,670	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	606,711
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,565,900
1,775	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	1,433,277

		$4,427,990

Insured-General Obligations — 48.4%
$400	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$362,304
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	192,440
1,000	Cleveland Municipal School District, (FSA), 5.00%, 12/1/27	991,500
1,105	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	951,670
1,575	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,149,073
1,000	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	974,230
1,400	Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,354,934
430	Olentangy Local School District, (FSA), 4.50%, 12/1/32	365,547
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	438,430
540	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	447,331
2,400	Plain School District, (FGIC), (MBIA), 0.00%, 12/1/27	748,800
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	699,600
500	Tecumseh School District, (FGIC), (MBIA), 4.75%, 12/1/31	429,460
2,000	Wapakoneta City School District, (FSA), 4.75%, 12/1/35	1,881,340

		$10,986,659

Insured-Hospital — 13.5%
$980	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (MBIA), 5.00%, 5/15/32	$800,944
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (MBIA), 5.125%, 5/15/28	1,291,485
440	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 15.738%, 2/1/29(2) (3) (4)	228,624
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	749,350

		$3,070,403

Insured-Lease Revenue/Certificates of Participation — 7.1%
$795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$584,365
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	172,737
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	855,420

		$1,612,522

Insured-Pooled Loans — 3.1%
$830	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$705,508

		$705,508

Principal Amount
(000’s omitted)	Security	Value

Insured-Public Education — 31.9%
$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$2,384,220
2,000	Miami University, (AMBAC), (FSA), 3.25%, 9/1/26 (5)	1,402,880
500	Ohio University, (FSA), 5.00%, 12/1/33	452,480
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,181,548
1,000	University of Akron, (FSA), 5.00%, 1/1/38	917,130
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	898,000

		$7,236,258

Insured-Sewer Revenue — 5.3%
$755	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$602,958
750	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	597,690

		$1,200,648

Insured-Special Tax Revenue — 13.4%
$1,335	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$526,177
3,665	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	1,342,563
8,430	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	309,718
1,530	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	122,079
705	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	52,113
750	Trumbull County, (FSA), 5.00%, 12/1/37	673,065

		$3,025,715

Insured-Transportation — 14.4%
$3,065	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$2,856,028
500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(6)	412,415

		$3,268,443

Pooled Loans — 9.5%
$1,450	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,060,617
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(6)	1,083,088

		$2,143,705

Private Education — 7.5%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$731,425
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	976,330

		$1,707,755

Total Tax-Exempt Investments — 180.0% (identified cost $47,286,440)		$40,829,746

Other Assets, Less Liabilities — (5.0)%		$(1,143,600)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (75.0)%		$(17,002,409)

Net Assets Applicable to Common Shares — 100.0%		$22,683,737

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 87.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 33.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities is $228,624 or 1.0% of the Fund’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2008.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(6)	Security represents the underlying municipal bond of a tender option bond trust.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	42 U.S. Treasury Bond	Short	$(5,233,117)	$(5,797,969)	$(564,852)
3/09	21 U.S. Treasury Note	Short	(2,578,989)	(2,640,750)	(61,761)

					$(626,613)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$737,500	4.743%	LIBOR-BBA	September 14, 2039	$(278,380)
Merrill Lynch Capital Services, Inc.			3-month USD-	April 1, 2009 /
	750,000	4.682	LIBOR-BBA	April 1, 2039	(283,350)
Morgan Stanley Capital Services, Inc.			3-month USD-	June 11, 2009 /
	875,000	4.691	LIBOR-BBA	June 11, 2039	(328,348)

					$(890,078)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,104,964

Gross unrealized appreciation	$366,951
Gross unrealized depreciation	(6,652,169)

Net unrealized depreciation	$(6,285,218)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(626,613)
Level 2	Other Significant Observable Inputs	40,829,746	(890,078)
Level 3	Significant Unobservable Inputs	—	—

Total		$40,829,746	$(1,516,691)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009